Property And Equipment, Net	12 Months Ended
Dec. 31, 2015
Property And Equipment, Net [Text Block]

PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	December 31,
	2015	2014
Equipment	7,203	7,400
Furniture, fixture, and fittings and other	2,974	2,807
Total gross value	10,177	10,208
Less: accumulated depreciation and amortization	(8,055)	(8,085)
Total	2,123	2,122

Depreciation and amortization expense related to property and equipment amounted to € 683 thousand, € 726 thousand and € 726 thousand for the years ended December 31, 2015, 2014 and 2013, respectively.

Capitalized costs on equipment held under capital leases of € 2,466 thousand and € 2,826 are included in property and equipment at December 31, 2015 and 2014, respectively. Accumulated amortization of these assets leased to third parties was € 2,338 thousand and € 2,599 thousand, at December 31, 2015 and 2014, respectively.

Capitalized costs on vehicles held under capital leases of € 627 thousand and € 543 thousand are included in property and equipment at December 31, 2015 and 2014, respectively. Accumulated amortization of these assets leased to third parties was € 353 thousand and € 231 thousand, at December 31, 2015 and 2014, respectively.

Amortization expense on assets held under capital leases is included in total amortization expense and amounted to € 207 thousand, € 310 thousand and € 363 thousand for the years ended December 31, 2015, 2014 and 2013, respectively.